Financial instruments - Schedule of Reconciliation of the Company's Financial Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Details) - Recurring [Member] - Level 3 [Member]	12 Months Ended
Mar. 31, 2023 USD ($)
Share warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of March 31, 2022	$ 68,675
Change in fair value	34,484
Conversion of convertible notes into preferred stock	0
Exercise of share warrants	103,159
Balance as of March 31, 2023	0
Convertible Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of March 31, 2022	23,032,002
Change in fair value	974,890
Conversion of convertible notes into preferred stock	24,006,892
Exercise of share warrants	0
Balance as of March 31, 2023	$ 0